 ARMOR CORE RISK-MANAGED ETF

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Exchange-Traded Funds — 99.8%	Shares	Fair Value
Communication Services — 11.2%
State Street Communication Services Select Sector SPDR ETF	239	$28,214

Consumer Discretionary — 7.9%
State Street Consumer Discretionary Select Sector SPDR ETF	171	19,983

Consumer Staples — 13.6%
State Street Consumer Staples Select Sector SPDR ETF	383	34,473

Energy — 6.8%
State Street Energy Select Sector SPDR ETF	306	17,112

Financials — 7.5%
State Street Financial Select Sector SPDR ETF	367	18,875

Health Care — 10.7%
State Street Health Care Select Sector SPDR ETF	169	27,074

Industrials — 7.5%
State Street Industrial Select Sector SPDR ETF	107	18,954

Materials — 6.1%
State Street Materials Select Sector SPDR ETF	287	15,329

Real Estate — 10.1%
State Street Real Estate Select Sector SPDR ETF	581	25,471

Technology — 7.0%
State Street Technology Select Sector SPDR ETF	128	17,761

Utilities — 11.4%
State Street Utilities Select Sector SPDR ETF	603	28,781

Total Exchange-Traded Funds (Cost $248,719)		252,027

Total Investments — 99.8%
(Cost $248,719)		252,027

Other Assets in Excess of Liabilities — 0.2%		389

Total Net Assets — 100.0%		$252,416

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt